Average Annual Total Returns - FidelityAdvisorFreedomFunds-AMCIZComboPRO - FidelityAdvisorFreedomFunds-AMCIZComboPRO - Fidelity Advisor Freedom 2015 Fund	May 30, 2024
Fidelity Advisor Freedom 2015 Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	4.31%
Past 5 years	4.34%
Past 10 years	4.06%
Fidelity Advisor Freedom 2015 Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	3.47%
Past 5 years	2.40%
Past 10 years	2.17%
Fidelity Advisor Freedom 2015 Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	2.70%
Past 5 years	3.01%
Past 10 years	2.74%
Fidelity Advisor Freedom 2015 Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	8.84%
Past 5 years	4.80%
Past 10 years	4.05%
Fidelity Advisor Freedom 2015 Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	6.56%
Past 5 years	4.57%
Past 10 years	4.04%
Fidelity Advisor Freedom 2015 Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	10.92%
Past 5 years	5.84%
Past 10 years	4.93%
Fidelity Advisor Freedom 2015 Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	11.07%
Past 5 years	5.92%
Since Inception	4.44%	[1]
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%
F0550
Average Annual Return:
Past 1 year	11.41%
Past 5 years	5.87%
Past 10 years	5.10%

[1]	A From October 2, 2018 .